Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 35,777	$ 52,791
Restricted cash	10,000	0
Accounts receivable, net	2,117	2,264
Prepaid expenses and other current assets	3,321	1,168
Due from related parties, current	8,804	4,864
Total current assets	60,019	61,087
Vessels, net	367,332	378,444
Intangible assets	23,724	25,164
Deferred drydock and special survey costs, net	12,821	11,086
Due from related parties, non-current	2,565	0
Total non-current assets	406,442	414,694
Total assets	466,461	475,781
Current liabilities
Accounts payable	2,086	2,386
Accrued expenses	742	602
Deferred revenue	1,168	2,494
Current portion of long-term debt, net of deferred finance costs and discount	668	661
Total current liabilities	4,664	6,143
Long-term debt, net of current portion and net of deferred finance costs	196,173	196,515
Total non-current liabilities	196,173	196,515
Total liabilities	200,837	202,658
Commitments and contingencies
Total Partners' capital
Common Unitholders (10,011,806 units and 9,675,795 units issued and outstanding at June 30, 2017 and December 31, 2016, respectively)	124,214	125,635
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at June 30, 2017 and at December 31, 2016, respectively)	25,729	26,593
Subordinated Unitholders (9,342,692 units issued and outstanding at June 30, 2017 and December 31, 2016, respectively)	110,485	115,552
General Partner (427,499 units and 420,641 units issued and outstanding at June 30, 2017 and at December 31, 2016, respectively)	5,196	5,343
Partners' capital	265,624	273,123
Total liabilities and Partners' capital	$ 466,461	$ 475,781